Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Product Warranty Liability
The following table summarizes the warranty activity for 2014, 2013 and 2012:

(In thousands)	2014	2013	2012
Warranty reserves, beginning of the year	$9,548	$8,628	$5,596
Accruals for warranties issued during the year	3,208	5,016	7,471
Reductions related to pre-existing warranties	(2,680)	(1,502)	(2,401)
Warranties paid	(1,186)	(2,573)	(1,958)
Other (principally foreign currency translation)	(4)	(21)	(80)
Warranty reserves, end of the year	$8,886	$9,548	$8,628